NUVEEN NWQ FLEXIBLE INCOME FUND

SUPPLEMENT DATED AUGUST 5, 2021

TO THE PROSPECTUS DATED JANUARY 29, 2021

1.	Effective December 31, 2021, Nuveen NWQ Flexible Income Fund will be renamed Nuveen Flexible Income Fund.

2.

The Board of Trustees of Nuveen Investment Trust V has approved an amended and restated sub-advisory agreement, effective on December 31, 2021, between Nuveen Fund Advisors, LLC (“NFAL”), as investment adviser of the Fund, and Nuveen Asset Management, LLC (“NAM”), pursuant to which NAM will replace NWQ Investment Management Company, LLC (“NWQ”) as the Fund’s sub-adviser. NAM and NWQ are both affiliates of NFAL and are subsidiaries of Nuveen, LLC.

PLEASE KEEP THIS WITH YOUR PROSPECTUS

FOR FUTURE REFERENCE

MGN-NWQFIP-0821P

NUVEEN NWQ FLEXIBLE INCOME FUND

SUPPLEMENT DATED AUGUST 5, 2021

TO THE STATEMENT OF ADDITIONAL INFORMATION

DATED JANUARY 29, 2021

1.	Effective December 31, 2021, Nuveen NWQ Flexible Income Fund will be renamed Nuveen Flexible Income Fund.

2.

The Board of Trustees of Nuveen Investment Trust V has approved an amended and restated sub-advisory agreement, effective on December 31, 2021, between Nuveen Fund Advisors, LLC (“NFAL”), as investment adviser of the Fund, and Nuveen Asset Management, LLC (“NAM”), pursuant to which NAM will replace NWQ Investment Management Company, LLC (“NWQ”) as the Fund’s sub-adviser. NAM and NWQ are both affiliates of NFAL and are subsidiaries of Nuveen, LLC.

PLEASE KEEP THIS WITH YOUR

STATEMENT OF ADDITIONAL INFORMATION

FOR FUTURE REFERENCE

MGN-NWQFISAI-0821P